FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Other financial liabilities, current		$ 1,300,949	$ 1,839,528
Trade and other accounts payables		1,695,202	1,593,068
Other provisions, current	[1]	2,783	2,643
Tax liabilities, current		3,511	14,286
Other non-financial liabilities		2,823,963	2,762,245
Total current liabilities		5,842,714	6,222,191
Other financial liabilities, non-current		6,605,508	6,796,952
Other provisions, non-current	[1]	374,593	422,494
Other non-financial liabilities, non-current		158,305	213,781
Total non-current liabilities		8,688,022	8,790,699
Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other financial liabilities, current		36,000	287,175
Trade and other accounts payables		919,373	585,149
Accounts payable to related entities		760	220
Other provisions, current		959	511
Tax liabilities, current			(204)
Other non-financial liabilities		25,190	33,439
Total current liabilities		982,282	906,290
Up to 90 days [Member] | Chile, Pesos
Disclosure of subsidiaries [line items]
Other financial liabilities, current		21,542	55,962
Trade and other accounts payables		233,202	60,701
Accounts payable to related entities		546	23
Other provisions, current		30	28
Tax liabilities, current			(25)
Other non-financial liabilities		11,283	14,999
Total current liabilities		266,603	131,688
Up to 90 days [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Other financial liabilities, current		14,458	231,213
Trade and other accounts payables		409,380	374,431
Accounts payable to related entities		4	8
Other provisions, current
Other non-financial liabilities		3,160	684
Total current liabilities		427,002	606,336
Up to 90 days [Member] | Argentina, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables		122,452	20,838
Tax liabilities, current
Other non-financial liabilities		393	13,463
Total current liabilities		122,845	34,301
Up to 90 days [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Trade and other accounts payables		28,810	40,740
Tax liabilities, current			(3)
Other non-financial liabilities		542	430
Total current liabilities		29,352	41,167
Up to 90 days [Member] | Colombia, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables		2,964	9,049
Other non-financial liabilities		837	578
Total current liabilities		3,801	9,627
Up to 90 days [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Trade and other accounts payables		58,081	23,445
Other non-financial liabilities		5,954	168
Total current liabilities		64,035	23,613
Up to 90 days [Member] | Venezuelan bolivar fuerte
Disclosure of subsidiaries [line items]
Total current liabilities			763
Up to 90 days [Member] | Peru, Nuevos Soles
Disclosure of subsidiaries [line items]
Trade and other accounts payables		39,064	33,701
Up to 90 days [Member] | Mexico, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables		2,732	1,535
Up to 90 days [Member] | South Sudan pound
Disclosure of subsidiaries [line items]
Trade and other accounts payables		5,839	1,769
Up to 90 days [Member] | Uruguay, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables		1,890	6,899
Up to 90 days [Member] | Other currency
Disclosure of subsidiaries [line items]
Trade and other accounts payables		14,959	12,041
Accounts payable to related entities		210	189
Other provisions, current		929	483
Tax liabilities, current			(176)
Other non-financial liabilities		3,021	3,117
Total current liabilities		68,644	59,558
More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other financial liabilities, current		115,182	455,086
Trade and other accounts payables		33,707	16,097
Accounts payable to related entities
Other provisions, current
Tax liabilities, current		174	2,501
Other non-financial liabilities
Total current liabilities		149,063	473,684
More than 90 days to one year [Member] | Chile, Pesos
Disclosure of subsidiaries [line items]
Other financial liabilities, current		79,032	108,010
Trade and other accounts payables		11,311	12,255
Accounts payable to related entities
Other provisions, current			28
Tax liabilities, current
Other non-financial liabilities
Total current liabilities		90,343	120,265
More than 90 days to one year [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Other financial liabilities, current		36,150	347,076
Trade and other accounts payables		1,154	962
Accounts payable to related entities
Other non-financial liabilities
Total current liabilities		37,304	348,038
More than 90 days to one year [Member] | Argentina, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables		8,636	907
Tax liabilities, current		174	2,501
Other non-financial liabilities
Total current liabilities		8,810	3,408
More than 90 days to one year [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Trade and other accounts payables		669	27
Tax liabilities, current
Other non-financial liabilities
Total current liabilities		669	27
More than 90 days to one year [Member] | Colombia, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables		855	578
Other non-financial liabilities
Total current liabilities		855	578
More than 90 days to one year [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Trade and other accounts payables		9,165	5
Other non-financial liabilities
Total current liabilities		9,165	5
More than 90 days to one year [Member] | Venezuelan bolivar fuerte
Disclosure of subsidiaries [line items]
Total current liabilities
More than 90 days to one year [Member] | Peru, Nuevos Soles
Disclosure of subsidiaries [line items]
Trade and other accounts payables		825	1,093
More than 90 days to one year [Member] | Mexico, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables		115
More than 90 days to one year [Member] | South Sudan pound
Disclosure of subsidiaries [line items]
Trade and other accounts payables		199	246
More than 90 days to one year [Member] | Uruguay, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables
More than 90 days to one year [Member] | Other currency
Disclosure of subsidiaries [line items]
Trade and other accounts payables		778	24
Accounts payable to related entities
Other provisions, current
Tax liabilities, current
Other non-financial liabilities
Total current liabilities		1,917	1,363
More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		276,436	178,793
Accounts payable, non-current		362,964	195,629
Other provisions, non-current		41,514	39,513
Provisions for employees benefits, non-current		77,579	68,774
Other non-financial liabilities, non-current			3
Total non-current liabilities		758,493	482,712
More than one to three years [Member] | Chile, Pesos
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		41,548	59,177
Accounts payable, non-current		13,251	10,474
Other provisions, non-current			38
Provisions for employees benefits, non-current		73,399	68,380
Total non-current liabilities		128,198	138,069
More than one to three years [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		234,888	119,616
Accounts payable, non-current		348,329	183,904
Other provisions, non-current		6,066	6,066
Provisions for employees benefits, non-current		4,180	366
Total non-current liabilities		593,463	309,952
More than one to three years [Member] | Argentina, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current		940	635
Total non-current liabilities		940	635
More than one to three years [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Other provisions, non-current		24,074	23,541
Provisions for employees benefits, non-current			28
Total non-current liabilities		24,074	23,569
More than one to three years [Member] | Colombia, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current		551	569
Provisions for employees benefits, non-current
Other non-financial liabilities, non-current			3
Total non-current liabilities		551	572
More than one to three years [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Other provisions, non-current		9,883	8,664
Total non-current liabilities		9,883	8,664
More than one to three years [Member] | Other currency
Disclosure of subsidiaries [line items]
Accounts payable, non-current		1,384	1,251
Total non-current liabilities		1,384	1,251
More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		263,798	747,218
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Other non-financial liabilities, non-current
Total non-current liabilities		263,798	747,218
More than three to five years [Member] | Chile, Pesos
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		189,500	16,189
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities		189,500	16,189
More than three to five years [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		74,298	731,029
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities		74,298	731,029
More than three to five years [Member] | Argentina, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current
Total non-current liabilities
More than three to five years [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities
More than three to five years [Member] | Colombia, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current
Provisions for employees benefits, non-current
Other non-financial liabilities, non-current
Total non-current liabilities
More than three to five years [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Other provisions, non-current
Total non-current liabilities
More than three to five years [Member] | Other currency
Disclosure of subsidiaries [line items]
Accounts payable, non-current
Total non-current liabilities
Over five years
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		189,500	41,785
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Other non-financial liabilities, non-current
Total non-current liabilities		189,500	41,785
Over five years | Chile, Pesos
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		189,500
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities		189,500
Over five years | United States of America, Dollars
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current			41,785
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities			41,785
Over five years | Argentina, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current
Total non-current liabilities
Over five years | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities
Over five years | Colombia, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current
Provisions for employees benefits, non-current
Other non-financial liabilities, non-current
Total non-current liabilities
Over five years | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Other provisions, non-current
Total non-current liabilities
Over five years | Other currency
Disclosure of subsidiaries [line items]
Accounts payable, non-current
Total non-current liabilities

[1]	Total other provision at December 31, 2017, and 2016, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.